Revenues (Details) ₪ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ILS (₪)
Disclosure of geographical areas [line items]
Total	₪ 653	$ 170	₪ 201	₪ 1,432	$ 392	₪ 453
United States And Canada [Member]
Disclosure of geographical areas [line items]
Total	472		36	1,129		36
Europe [Member]
Disclosure of geographical areas [line items]
Total	₪ 181		₪ 165	₪ 303		₪ 417